INVENTORY (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of inventories [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Finished goods	2,321,417	2,227,294
Work in process	1,864,438	1,558,428
Raw materials	404,691	265,703
	4,590,546	4,051,425